Long-term Debt - Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	$ 145	$ 39
Less: amounts representing finance charges	50	6
Minimum finance lease payments payable, at present value	95	33
No later than one year
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	16	11
Minimum finance lease payments payable, at present value	11	9
Later than one year but no later than five years
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	40	22
Minimum finance lease payments payable, at present value	23	18
More than five years
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	89	6
Minimum finance lease payments payable, at present value	$ 61	$ 6